Vanguard Emerging Markets Select Stock Fund

Schedule of Investments (unaudited)
As of July 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (94.9%)1
Argentina (0.3%)
YPF SA ADR	66,807	1,099
Banco Macro SA ADR	12,604	873
		1,972
Brazil (8.0%)
Petroleo Brasileiro SA	422,052	6,352
Petroleo Brasileiro SA Preference Shares	452,064	6,202
Itau Unibanco Holding SA ADR	607,636	5,560
Vale SA Class B ADR	392,060	5,093
Banco Bradesco SA ADR	407,383	3,683
Light SA	643,314	3,262
* BRF SA ADR	331,969	2,885
Itau Unibanco Holding SA Preference Shares	308,172	2,812
Cia Energetica de Minas Gerais Preference Shares	723,000	2,679
Petrobras Distribuidora SA	343,806	2,396
Banco Bradesco SA Preference Shares	223,440	2,020
Lojas Renner SA	150,483	1,871
Cia de Saneamento do Parana	74,039	1,661
B3 SA - Brasil Bolsa Balcao	134,700	1,489
Ultrapar Participacoes SA	254,600	1,327
Localiza Rent a Car SA	102,777	1,185
Magazine Luiza SA	16,970	1,173
Kroton Educacional SA	298,900	984
Suzano SA	111,739	898
* Braskem SA Preference Shares	97,000	865
Neoenergia SA	119,819	572
Gerdau SA Preference Shares	147,500	531
Raia Drogasil SA	6,950	151
		55,651
Canada (0.3%)
Lundin Mining Corp.	210,700	1,020
* Kinross Gold Corp.	163,957	659
* Valeura Energy Inc.	264,800	462
		2,141
China (29.8%)
Tencent Holdings Ltd.	724,853	33,773
Ping An Insurance Group Co. of China Ltd.	1,593,887	18,785
* Alibaba Group Holding Ltd. ADR	100,362	17,374
China Construction Bank Corp.	15,865,312	12,180
CNOOC Ltd.	6,375,270	10,511
China Merchants Bank Co. Ltd.	1,553,367	7,695
Industrial & Commercial Bank of China Ltd.	9,487,172	6,371
China Resources Power Holdings Co. Ltd.	3,682,000	5,287
China International Travel Service Corp. Ltd. Class A	372,144	4,857
China Oilfield Services Ltd.	3,851,630	4,345
Dongfeng Motor Group Co. Ltd.	4,862,000	4,337
CNOOC Ltd. ADR	22,727	3,757
China Shenhua Energy Co. Ltd.	1,802,269	3,560
Huadian Power International Corp. Ltd.	8,466,000	3,544

	China Agri-Industries Holdings Ltd.	11,021,000	3,355
*	Baidu Inc. ADR	29,804	3,329
	Brilliance China Automotive Holdings Ltd.	2,887,351	3,147
	China Longyuan Power Group Corp. Ltd.	4,816,929	2,946
2	China Tower Corp. Ltd.	9,642,416	2,492
	China Mobile Ltd.	289,500	2,462
	Shimao Property Holdings Ltd.	775,613	2,142
	Anhui Conch Cement Co. Ltd.	360,500	2,082
	Guangzhou R&F Properties Co. Ltd.	1,125,600	2,037
	Geely Automobile Holdings Ltd.	1,316,000	2,007
2	Longfor Group Holdings Ltd.	513,824	1,900
	China Pacific Insurance Group Co. Ltd.	407,900	1,740
2	WuXi AppTec Co. Ltd.	187,116	1,729
	Ping An Bank Co. Ltd. Class A (XSEC)	832,683	1,693
	China Vanke Co. Ltd.	439,400	1,650
	China Dongxiang Group Co. Ltd.	12,254,000	1,512
	Wuliangye Yibin Co. Ltd. Class A (XSHE)	86,300	1,499
*	BeiGene Ltd. ADR	10,772	1,479
*	Grand Baoxin Auto Group Ltd.	6,768,000	1,459
	ENN Energy Holdings Ltd.	141,755	1,458
*	ZTE Corp.	463,800	1,385
	China Railway Group Ltd.	1,803,000	1,262
	Shenzhou International Group Holdings Ltd.	91,000	1,255
*	Zai Lab Ltd. ADR	37,200	1,195
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSSC)	120,880	1,166
	Sunny Optical Technology Group Co. Ltd.	93,441	1,081
	Hangzhou Tigermed Consulting Co. Ltd. Class A	145,674	1,053
*	Ctrip.com International Ltd. ADR	26,599	1,037
	Ping An Bank Co. Ltd. Class A (XSHE)	504,191	1,025
	Midea Group Co. Ltd. Class A	128,099	1,009
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	222,300	985
	China Overseas Land & Investment Ltd.	282,746	964
*	HUYA Inc. ADR	40,600	920
	PetroChina Co. Ltd.	1,730,000	918
	China Gas Holdings Ltd.	210,747	873
	Suofeiya Home Collection Co. Ltd. Class A	318,200	853
	Haier Electronics Group Co. Ltd.	352,000	827
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	84,300	813
*	Tencent Music Entertainment Group ADR	52,801	753
	Wuliangye Yibin Co. Ltd. Class A (XSEC)	43,200	750
*	Kingsoft Corp. Ltd.	338,000	728
	Sinopec Shanghai Petrochemical Co. Ltd.	2,031,941	709
	CIFI Holdings Group Co. Ltd.	1,083,439	691
	Dah Chong Hong Holdings Ltd.	2,037,903	647
*,§
,Tianhe Chemicals Group Ltd.
2		4,142,000	619
2	Ganfeng Lithium Co. Ltd.	481,573	614
*	TAL Education Group ADR	18,634	600
	Kingboard Holdings Ltd.	225,969	556
*	Meituan Dianping Class B	67,094	543
2	A-Living Services Co. Ltd.	271,750	538
	CSPC Pharmaceutical Group Ltd.	218,200	379
	Shandong Weigao Group Medical Polymer Co. Ltd.	390,800	373
	SSY Group Ltd.	357,000	317
	Kingdee International Software Group Co. Ltd.	322,387	307
	China National Accord Medicines Corp. Ltd. Class A	39,300	236

Sinotrans Ltd.	675,000	233
*,2 Ascletis Pharma Inc.	355,766	225
Sinopharm Group Co. Ltd.	60,000	222
*,2 Innovent Biologics Inc.	69,000	222
207,377
Czech Republic (0.7%)
CEZ AS	153,423	3,440
Komercni banka as	37,711	1,455
4,895
Greece (0.5%)
*	Alpha Bank AE	1,156,534	2,245
Hellenic Telecommunications Organization SA	113,736	1,564
3,809
Hong Kong (3.5%)
Lenovo Group Ltd.	7,326,000	5,895
AIA Group Ltd.	320,551	3,281
Want Want China Holdings Ltd.	3,142,000	2,444
Galaxy Entertainment Group Ltd.	328,000	2,233
Stella International Holdings Ltd.	1,374,500	2,216
Pacific Basin Shipping Ltd.	8,518,975	1,749
China Mengniu Dairy Co. Ltd.	375,458	1,515
*	MMG Ltd.	3,314,500	1,029
MGM China Holdings Ltd.	572,734	936
Singamas Container Holdings Ltd.	5,719,473	756
Minth Group Ltd.	232,000	654
SITC International Holdings Co. Ltd.	577,392	636
AMVIG Holdings Ltd.	2,172,040	511
Texwinca Holdings Ltd.	1,043,000	308
*,2 Frontage Holdings Corp.	152,000	66
Man Wah Holdings Ltd.	60,000	29
24,258
Hungary (0.6%)
OTP Bank Nyrt	104,649	4,358

India (10.0%)
*	Reliance Industries Ltd.	650,348	10,963
ICICI Bank Ltd. ADR	487,084	5,947
ICICI Bank Ltd.	872,842	5,371
Housing Development Finance Corp. Ltd.	173,173	5,324
Infosys Ltd. ADR	287,877	3,259
UltraTech Cement Ltd.	49,299	3,104
*	Punjab National Bank	3,077,785	3,077
Tata Consultancy Services Ltd.	88,949	2,847
NTPC Ltd.	1,432,935	2,632
*	State Bank of India	483,728	2,325
Maruti Suzuki India Ltd.	28,435	2,253
HDFC Bank Ltd. ADR	17,060	1,962
Marico Ltd.	314,910	1,676
Mahindra & Mahindra Ltd.	207,232	1,648
2	ICICI Prudential Life Insurance Co. Ltd.	267,600	1,556
Godrej Consumer Products Ltd.	174,282	1,514
NHPC Ltd.	4,359,267	1,401
Bharti Infratel Ltd.	379,590	1,352
Power Grid Corp. of India Ltd.	417,345	1,276
Indiabulls Housing Finance Ltd.	139,753	1,080
Asian Paints Ltd.	45,349	999

* Bank of Baroda	627,626	967
Indraprastha Gas Ltd.	196,851	864
PVR Ltd.	38,514	847
* Westlife Development Ltd.	160,476	633
Crompton Greaves Consumer Electricals Ltd.	182,884	610
* Oberoi Realty Ltd.	72,530	577
Ambuja Cements Ltd.	191,393	559
Edelweiss Financial Services Ltd.	264,011	558
UPL Ltd.	60,276	520
Ashok Leyland Ltd.	503,628	509
Glenmark Pharmaceuticals Ltd.	71,160	440
2 InterGlobe Aviation Ltd.	16,050	362
TAKE Solutions Ltd.	240,567	333
* Godrej Properties Ltd.	21,395	295
		69,640
Indonesia (2.2%)
Bank Rakyat Indonesia Persero Tbk PT	20,081,900	6,364
Bank Mandiri Persero Tbk PT	6,193,863	3,485
Semen Indonesia Persero Tbk PT	2,937,700	2,670
Bank Central Asia Tbk PT	674,135	1,480
Astra International Tbk PT	2,466,360	1,222
		15,221
Japan (0.2%)
* Nexon Co. Ltd.	87,224	1,381

Kazakhstan (0.2%)
2 NAC Kazatomprom JSC GDR	79,870	1,218
JSC National Atomic Company Kazatomprom	6,693	102
		1,320
Kenya (0.1%)
Equity Group Holdings plc	2,070,900	797

Luxembourg (0.5%)
Millicom International Cellular SA	35,698	1,834
Tenaris SA ADR	62,858	1,570
		3,404
Malaysia (0.7%)
CIMB Group Holdings Bhd.	2,001,000	2,455
Genting Malaysia Bhd.	2,053,300	1,918
Inari Amertron Bhd.	608,050	241
		4,614
Mexico (1.6%)
Grupo Financiero Banorte SAB de CV	612,714	3,085
Cemex SAB de CV ADR	641,641	2,284
Wal-Mart de Mexico SAB de CV	532,700	1,572
America Movil SAB de CV	1,749,700	1,231
Alpek SAB de CV	773,454	834
Alfa SAB de CV Class A	918,500	795
Mexichem SAB de CV	400,888	734
Grupo Mexico SAB de CV Class B	160,056	392
		10,927

Pakistan (0.1%)
United Bank Ltd.	1,026,305	936

Philippines (0.1%)
Universal Robina Corp.	333,298	1,044

Poland (0.1%)
* KGHM Polska Miedz SA	30,385	735

Portugal (0.3%)
Galp Energia SGPS SA	139,214	2,167

Russia (6.3%)
Sberbank of Russia PJSC ADR	772,738	11,529
Lukoil PJSC ADR	133,655	10,969
MMC Norilsk Nickel PJSC ADR	381,249	8,784
Rosneft Oil Co. PJSC GDR	666,000	4,393
Gazprom PJSC ADR	440,304	3,218
Sberbank of Russia PJSC	438,649	1,600
Tatneft PAO Preference Shares	129,790	1,372
Magnit PJSC GDR	80,807	1,165
Inter RAO UES PJSC	12,601,519	884
Public Joint Stock Gazprom Neft ADR	7,825	263
		44,177
Singapore (0.7%)
Wilmar International Ltd.	1,680,200	4,857
* Ezion Holdings Ltd. Warrants Exp. 04/16/2023	2,242,476	—
		4,857
South Africa (4.6%)
Naspers Ltd.	26,968	6,574
Sasol Ltd.	198,393	4,290
MTN Group Ltd.	523,505	4,100
AngloGold Ashanti Ltd. ADR	173,857	2,966
FirstRand Ltd.	646,311	2,765
Reunert Ltd.	607,574	2,757
Shoprite Holdings Ltd.	175,860	1,889
Foschini Group Ltd.	161,856	1,862
Old Mutual Ltd.	1,152,262	1,515
Nedbank Group Ltd.	68,227	1,140
* PPC Ltd.	2,515,582	854
Truworths International Ltd.	169,829	735
* Nampak Ltd.	1,023,339	710
		32,157
South Korea (6.4%)
Samsung Electronics Co. Ltd.	242,391	9,180
DB Insurance Co. Ltd.	79,467	3,761
POSCO	18,952	3,572
Hyundai Motor Co.	29,511	3,139
* Korea Shipbuilding & Offshore Engineering Co. Ltd.	31,970	2,903
LG Chem Ltd.	10,192	2,883
Hana Financial Group Inc.	96,886	2,836
Shinhan Financial Group Co. Ltd.	66,550	2,438
SK Hynix Inc.	31,599	2,023
Samsung Electronics Co. Ltd. Preference Shares	62,099	1,921
KB Financial Group Inc.	46,380	1,695
* Samsung Heavy Industries Co. Ltd.	259,145	1,535

Amorepacific Corp.	11,424	1,342
*,2 Netmarble Corp.	14,538	1,108
Doosan Bobcat Inc.	31,650	956
Samsung Fire & Marine Insurance Co. Ltd.	3,646	809
NAVER Corp.	6,234	723
Orion Corp.	8,849	602
Hyundai Marine & Fire Insurance Co. Ltd.	25,204	594
* Hugel Inc.	838	264
		44,284
Taiwan (7.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,862,352	15,314
MediaTek Inc.	736,032	7,362
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	168,424	7,180
Hon Hai Precision Industry Co. Ltd.	1,957,685	4,907
Compal Electronics Inc.	5,909,000	3,610
Lite-On Technology Corp.	2,430,000	3,440
Catcher Technology Co. Ltd.	430,000	3,151
E.Sun Financial Holding Co. Ltd.	1,507,031	1,255
Chroma ATE Inc.	237,174	1,105
Largan Precision Co. Ltd.	7,727	1,045
Realtek Semiconductor Corp.	151,000	1,003
Far Eastern New Century Corp.	844,653	799
Formosa Plastics Corp.	228,000	733
Novatek Microelectronics Corp.	125,915	665
Eclat Textile Co. Ltd.	46,000	602
ITEQ Corp.	127,000	553
LandMark Optoelectronics Corp.	63,464	499
Kingpak Technology Inc.	97,000	462
Walsin Technology Corp.	78,987	440
Vanguard International Semiconductor Corp.	176,779	357
Globalwafers Co. Ltd.	12,612	134
Airtac International Group	12,738	130
		54,746
Thailand (2.5%)
Siam Commercial Bank PCL	1,588,600	7,076
Charoen Pokphand Foods PCL (Foreign)	3,413,500	3,068
Bangkok Bank PCL	415,900	2,444
Kasikornbank PCL	386,800	2,159
Thai Oil PCL (Foreign)	838,900	1,871
* Precious Shipping PCL	1,891,684	523
PTT PCL (Foreign)	123,400	189
		17,330
Turkey (1.0%)
* Akbank T.A.S.	3,129,761	4,187
Ford Otomotiv Sanayi AS	185,809	2,031
* Turkiye Garanti Bankasi AS	573,731	1,009
		7,227
United Arab Emirates (0.5%)
Abu Dhabi Commercial Bank PJSC	1,358,906	3,335

United Kingdom (2.2%)
Standard Chartered plc	525,613	4,326
Antofagasta plc	308,432	3,480
* Premier Oil plc	1,745,488	1,776
KAZ Minerals plc	202,745	1,403
Anglo American plc	50,035	1,226

Coca-Cola HBC AG	33,786	1,163
* Bank of Cyprus Holdings plc	430,987	747
Ferrexpo plc	189,169	585
Commercial International Bank Egypt SAE GDR	122,288	524
Hikma Pharmaceuticals plc	8,856	198
NMC Health plc	5,378	161
* Petra Diamonds Ltd.	435,675	59
		15,648
United States (3.0%)
* Flex Ltd.	321,783	3,588
3 Vanguard FTSE Emerging Markets ETF	81,011	3,383
* Azul SA ADR	65,903	2,682
* Yandex NV Class A	57,719	2,264
Genpact Ltd.	51,966	2,062
* MercadoLibre Inc.	3,244	2,016
Cognizant Technology Solutions Corp. Class A	26,803	1,746
Credicorp Ltd.	5,685	1,239
* Afya Ltd. Class A	38,986	1,128
Southern Copper Corp.	11,928	427
* Sea Ltd. ADR	11,432	401
		20,936
Total Common Stocks (Cost $619,671)		661,344

	Coupon
Temporary Cash Investments (4.6%)[1]
Money Market Fund (4.2%)
4 Vanguard Market Liquidity Fund	2.386%		290,516	29,055

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.4%)
United States Treasury Bill	2.385%	8/1/19	1,500	1,500
United States Treasury Bill	1.997%	12/26/19	1,500	1,487
				2,987
Total Temporary Cash Investments (Cost $32,038)				32,042
Total Investments (99.5%) (Cost $651,709)				693,386
Other Assets and Liabilities-Net (0.5%)5				3,489
Net Assets (100%)				696,875
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.9% and 1.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $12,649,000, representing 1.8% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Cash of $1,074,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Emerging Markets Select Stock Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	September 2019	413	21,179	140

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Emerging Markets Select Stock Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	91,627	—	—
Common Stocks—Other	64,857	504,241	619
Temporary Cash Investments	29,055	2,987	—
Futures Contracts—Liabilities[1]	(242)	—	—
Total	185,297	507,228	619
1 Represents variation margin on the last day of the reporting period.

E. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					July 31,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE
Emerging
Markets ETF	6,247	8,674	12,015	(234)	711	69	—	3,383
Vanguard Market
Liquidity Fund	26,414	NA1	NA1	2	3	641	—	29,055
Total	32,661			(232)	714	710	—	32,438
1 Not applicable—purchases and sales are for temporary cash investment purposes.